UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-21824)
Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)
800-677-3863

Registrant’s telephone number, including area code
Date of fiscal year end: 12/31/10
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE ©

Certificates of Deposit — 28.3%
Abbey National
0.227%, 4/29/2010 Δ	$49,000	$49,000
Banco Bilbao Vizcaya Argentina NY
0.325%, 4/14/2010	40,000	40,002
0.280%, 6/14/2010	49,000	49,001
Bank of Montreal Chicago
0.160%, 4/01/2010	30,000	30,000
0.200%, 4/29/2010	100,000	100,000
Bank of Nova Scotia Houston
0.230%, 4/15/2010 Δ	50,000	50,000
0.247%, 4/26/2010 Δ	85,000	85,000
0.200%, 4/30/2010	32,000	32,000
Barclays Bank NY Δ
0.240%, 4/12/2010	50,000	50,000
0.380%, 4/12/2010	50,425	50,425
Calyon NY Δ
0.360%, 4/01/2010	7,491	7,491
0.248%, 4/07/2010	100,000	100,000
0.327%, 4/29/2010	50,000	50,000
0.276%, 6/11/2010	18,480	18,480
Canadian Imperial Bank NY
0.240%, 4/01/2010 Δ	60,000	60,000
Lloyds Bank NY
0.194%, 4/06/2010	50,000	49,999
0.195%, 4/08/2010	23,500	23,499
0.190%, 4/15/2010	25,000	24,998
Natixis NY
0.898%, 4/30/2010 Δ	50,000	50,000
Nordea Bank Finland NY
0.180%, 4/26/2010	50,000	50,000
0.257%, 7/14/2010	19,150	19,181
Rabobank Nederland NV/NY Δ
0.198%, 4/07/2010	20,000	20,000
0.190%, 4/14/2010	18,750	18,750
0.227%, 4/19/2010	50,000	50,000
0.246%, 4/25/2010	100,000	100,000
Royal Bank of Canada NY Δ
0.230%, 4/12/2010	33,000	33,000
0.230%, 4/14/2010	15,000	15,000
0.538%, 6/28/2010	60,000	60,075
Royal Bank of Scotland NY
0.700%, 4/01/2010	4,700	4,700
0.200%, 4/01/2010 Δ	60,000	60,000
0.220%, 4/05/2010	22,000	21,999
0.220%, 4/09/2010	7,241	7,241
0.220%, 4/26/2010	25,000	24,996
Societe Generale NY Δ
0.248%, 4/08/2010	50,000	50,000
0.282%, 6/15/2010	15,000	15,000
Toronto Dominion Holdings NY Δ
0.228%, 4/05/2010	50,000	50,000
0.230%, 4/12/2010	10,000	10,000
UBS AG Stamford Δ
0.310%, 4/12/2010	50,000	50,000
0.456%, 4/26/2010	42,000	42,000
0.299%, 5/05/2010	40,000	40,000
Westpac Banking NY Δ
0.240%, 4/01/2010	25,000	25,000
0.240%, 4/01/2010	50,000	50,000

Total Certificates of Deposit (Cost $1,736,837)		1,736,837

Commercial Paper — 23.1%
Asset-Backed ■ — 12.5%
Atlantic Asset Securitization
0.210%, 4/20/2010	22,000	21,998
0.230%, 5/24/2010	30,000	29,990
Barton Capital
0.200%, 4/01/2010	75,000	75,000
Bryant Park Funding
0.170%, 4/08/2010	37,500	37,499
Chariot Funding
0.160%, 4/09/2010	20,000	19,999
0.190%, 4/20/2010	40,000	39,996

DESCRIPTION	PAR	VALUE ©

Fairway Finance
0.180%, 4/14/2010	17,556	17,555
0.180%, 4/21/2010	32,000	31,997
Falcon Asset Securitization
0.160%, 4/06/2010	31,011	31,010
0.200%, 4/27/2010	30,000	29,996
Liberty Street Funding
0.170%, 4/01/2010	9,000	9,000
0.190%, 4/08/2010	30,000	29,999
0.200%, 4/19/2010	20,000	19,998
0.200%, 4/26/2010	16,000	15,998
Old Line Funding
0.160%, 4/01/2010	10,009	10,009
0.180%, 4/16/2010	23,000	22,998
0.190%, 4/20/2010	40,000	39,996
Sheffield Receivables
0.190%, 4/06/2010	50,000	49,999
0.200%, 4/27/2010	25,000	24,996
Starbird Funding
0.170%, 4/07/2010	25,000	24,999
0.170%, 4/08/2010	25,000	24,999
Straight-A Funding
0.170%, 4/16/2010	27,400	27,398
Thames Asset Global Securitization
0.170%, 4/08/2010	17,000	16,999
0.220%, 4/20/2010	32,590	32,586
Thunder Bay Funding
0.160%, 4/01/2010	19,000	19,000
0.170%, 4/05/2010	49,642	49,641
0.170%, 4/06/2010	6,000	6,000
Windmill Funding
0.180%, 4/12/2010	7,000	7,000
0.220%, 4/20/2010	5,000	4,999

Total Asset-Backed		771,654

Non Asset-Backed — 10.6%
Abbot Laboratories
0.160%, 4/20/2010	36,500	36,497
Allianz Finance
0.170%, 4/14/2010 ■	57,325	57,322
American Honda Finance
0.170%, 4/08/2010	15,800	15,799
0.170%, 4/09/2010	35,000	34,999
Australia & New Zealand Bank
0.272%, 4/29/2010 ■Δ	50,000	50,000
CBA (Delaware) Finance
0.170%, 4/12/2010	15,000	14,999
Danske Bank ■
0.195%, 5/03/2010	65,000	64,989
0.200%, 5/06/2010	40,000	39,992
General Electric Capital Corp
0.170%, 4/14/2010	40,000	39,998
KBC Financial Products
0.390%, 4/06/2010 ■	50,000	49,997
National Australia Bank Funding
0.160%, 4/05/2010	57,900	57,899
Nordea NA
0.160%, 4/06/2010	30,000	29,999
PACCAR Financial
0.236%, 4/06/2010	8,800	8,800
Proctor & Gamble International
0.170%, 5/06/2010 ■	25,000	24,996
Societe Generale NA
1.250%, 4/19/2010	49,000	49,025
Westpac Banking NY
0.250%, 4/01/2010 ■Δ	75,000	75,000

Total Non Asset-Backed		650,311

Total Commercial Paper (Cost $1,421,965)		1,421,965

U.S. Government & Agency Securities Δ — 12.2%
Federal Agricultural Mortgage Corporation
0.630%, 4/01/2010	25,000	25,000
0.655%, 4/01/2010	67,000	67,000
Federal Farm Credit Bank
0.168%, 4/01/2010	100,000	99,993
Federal Home Loan Bank
0.360%, 4/01/2010	50,000	50,000
0.570%, 4/01/2010	200,000	200,000
0.640%, 4/01/2010	207,200	207,206

DESCRIPTION	PAR	VALUE ©

0.670%, 4/01/2010	100,000	100,000

Total U.S. Government & Agency Securities (Cost $749,199)		749,199

Floating Rate Corporate Notes Δ — 10.5%
Bank of New York
0.303%, 6/29/2010	7,270	7,271
Commonwealth Bank of Australia ■
0.230%, 4/12/2010	50,000	50,000
0.257%, 6/15/2010	12,500	12,498
Credit Agricole — London
0.302%, 5/28/2010 ■	24,000	24,002
General Electric Capital Corp
0.288%, 4/06/2010	36,511	36,511
0.314%, 4/06/2010	13,600	13,593
0.349%, 4/21/2010	37,280	37,273
0.299%, 4/26/2010	5,500	5,501
0.310%, 5/10/2010	9,138	9,139
GlaxoSmithKline Capital
0.875%, 5/13/2010	9,035	9,042
Goldman Sachs Group
0.588%, 6/28/2010	58,635	58,677
JP Morgan Chase
0.278%, 4/07/2010	21,161	21,162
National Australia Bank
0.277%, 4/27/2010 ■	50,000	50,000
Nordea Bank
0.280%, 5/18/2010 ■	65,000	65,000
Oracle
0.310%, 5/14/2010	8,000	8,001
Svenska Handelsbanken
0.280%, 5/10/2010	50,000	50,000
Toyota Motor Credit Corp
0.220%, 4/29/2010	50,000	49,991
Wachovia Corp
0.290%, 4/01/2010	5,420	5,421
0.326%, 4/26/2010	51,261	51,275
1.150%, 5/14/2010	12,945	12,960
0.312%, 5/25/2010	14,469	14,471
Westpac Banking Corp
0.280%, 4/13/2010 ■	53,250	53,250

Total Floating Rate Corporate Notes (Cost $645,038)		645,038

Master Note — 1.6%
Bank of America
0.270%, 4/01/2010 Δ (Cost $100,000)	100,000	100,000

Time Deposit — 1.1%
Natixis SA Cayman
0.120%, 4/01/2010 (Cost $70,000)	70,000	70,000

Repurchase Agreements — 21.0%
BNP Paribas Securities Corp.
0.240%, dated 3/31/2010, matures 4/01/2010, repurchase price $190,001 (collateralized by various securities: Total market value $199,500)	190,000	190,000
Credit Suisse Securities USA LLC
0.000%, dated 3/31/2010, matures 4/01/2010, repurchase price $52,269 (collateralized by various securities: Total market value $53,319)	52,269	52,269
Deutsche Bank Securities Inc.
0.270%, dated 3/31/2010, matures 4/01/2010, repurchase price $100,000 (collateralized by various securities: Total market value $105,000)	100,000	100,000
0.030%, dated 3/31/2010, matures 4/01/2010, repurchase price $175,000 (collateralized by various securities: Total market value $178,500)	175,000	175,000
Goldman Sachs & Co.
0.010%, dated 3/31/2010, matures 4/01/2010, repurchase price $400,000 (collateralized by various securities: Total market value $408,000)	400,000	400,000
ING Financial Markets
0.260%, dated 3/31/2010, matures 4/01/2010, repurchase price $125,001 (collateralized by various securities: Total market value $131,254)	125,000	125,000
0.100%, dated 3/31/2010, matures 4/01/2010, repurchase price $250,001 (collateralized by various securities: Total market value $255,000)	250,000	250,000

Total Repurchase Agreements (Cost $1,292,269)		1,292,269

	SHARES
Money Market Funds Ω — 2.1%
DWS Money Market Series, Institutional Shares, 0.120%	51,372,701	51,373

DESCRIPTION	SHARES	VALUE©
HSBC Investor Prime Money Market Fund, Class I, 0.100%	21,492,509	21,493
JP Morgan Prime Money Market Fund, Capital Shares, 0.110%	56,081,812	56,082

Total Money Market Funds (Cost $128,948)		128,948

Total Investments ▲ — 99.9% (Cost $6,144,256)		6,144,256

Other Assets and Liabilities, Net ◄ — 0.1%		3,064

Total Net Assets — 100.0%		$6,147,320

©	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of March 31, 2010, the value of these investments was $1,388,700 or 22.6% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2010. The date shown is the next reset date.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $6,144,256. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

◄	Includes a $1,943 receivable for securities sold which represents the net realizable value determined through a fair-value estimation of the remaining proceeds from the portfolio’s redemption, at a net asset value of $1.00 per share, of 557,000,000 shares of the Primary Fund, a series of The Reserve Fund (the “Primary Fund”). Subsequent to such redemption, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. The Primary Fund is in the process of liquidating its assets. From redemption date through March 31, 2010, the portfolio received partial redemption proceeds of $548,682. The timing and amount of future payments that the portfolio may receive is uncertain.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of March 31, 2010, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Certificates of Deposit	$—	$1,736,837	$—	$1,736,837
Commercial Paper	—	1,421,965	—	1,421,965
U.S. Government & Agency Securities	—	749,199	—	749,199
Floating Rate Corporate Notes	—	645,038	—	645,038
Master Note	—	100,000	—	100,000
Time Deposit	—	70,000	—	70,000
Repurchase Agreements	—	1,292,269	—	1,292,269
Money Market Funds	128,948	—	—	128,948

Total Investments	$128,948	$6,015,308	$—	$6,144,256

For the period ended March 31, 2010, there were no transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: May 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: May 28, 2010